Note 4 - Securities Held to Maturity (Details) - Held-to-Maturity Securities in Unrealized Loss Positions (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Note 4 - Securities Held to Maturity (Details) - Held-to-Maturity Securities in Unrealized Loss Positions [Line Items]
Securities in an unrealized loss position, less than 12 months, fair value	$ 1,499	$ 54,881	$ 63,675
Securities in an unrealized loss position, less than 12 months, gross unrealized losses	4	1,672	2,958
Securities in an unrealized loss position, more than 12 months, fair value	57,732	7,106
Securities in an unrealized loss position, more than 12 months, gross unrealized losses	1,160	223
Securities in an unrealized loss position, fair value	59,231	61,987	63,675
Securities in an unrealized loss position, gross unrealized losses	1,164	1,895	2,958
US Government Agencies Debt Securities [Member]
Note 4 - Securities Held to Maturity (Details) - Held-to-Maturity Securities in Unrealized Loss Positions [Line Items]
Securities in an unrealized loss position, less than 12 months, fair value		36,339	42,048
Securities in an unrealized loss position, less than 12 months, gross unrealized losses		1,341	2,131
Securities in an unrealized loss position, more than 12 months, fair value	43,213	6,290
Securities in an unrealized loss position, more than 12 months, gross unrealized losses	967	210
Securities in an unrealized loss position, fair value	43,213	42,629	42,048
Securities in an unrealized loss position, gross unrealized losses	967	1,551	2,131
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 4 - Securities Held to Maturity (Details) - Held-to-Maturity Securities in Unrealized Loss Positions [Line Items]
Securities in an unrealized loss position, less than 12 months, fair value	12	17,022	18,401
Securities in an unrealized loss position, less than 12 months, gross unrealized losses		325	754
Securities in an unrealized loss position, more than 12 months, fair value	13,499	816
Securities in an unrealized loss position, more than 12 months, gross unrealized losses	184	13
Securities in an unrealized loss position, fair value	13,511	17,838	18,401
Securities in an unrealized loss position, gross unrealized losses	184	338	754
Corporate Debt Securities [Member]
Note 4 - Securities Held to Maturity (Details) - Held-to-Maturity Securities in Unrealized Loss Positions [Line Items]
Securities in an unrealized loss position, less than 12 months, fair value	998	1,031	2,980
Securities in an unrealized loss position, less than 12 months, gross unrealized losses	3	5	72
Securities in an unrealized loss position, more than 12 months, fair value	1,020
Securities in an unrealized loss position, more than 12 months, gross unrealized losses	9
Securities in an unrealized loss position, fair value	2,018	1,031	2,980
Securities in an unrealized loss position, gross unrealized losses	12	5	72
Certificates of Deposit [Member]
Note 4 - Securities Held to Maturity (Details) - Held-to-Maturity Securities in Unrealized Loss Positions [Line Items]
Securities in an unrealized loss position, less than 12 months, fair value	489	489	246
Securities in an unrealized loss position, less than 12 months, gross unrealized losses	1	1	1
Securities in an unrealized loss position, fair value	489	489	246
Securities in an unrealized loss position, gross unrealized losses	$ 1	$ 1	$ 1